SCHEDULE OF COMPONENTS OF NET LOSS (Details) - Key Mining Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Net loss	$ (2,397,394)	$ (4,397,779)
UNITED STATES
Restructuring Cost and Reserve [Line Items]
Net loss	(1,074,110)	(2,717,912)
CHILE
Restructuring Cost and Reserve [Line Items]
Net loss	$ (1,323,284)	$ (1,679,867)